SUPPLEMENT DATED JUNE 28, 2019

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS AND STATEMENTS OF
ADDITIONAL INFORMATION DATED JANUARY 31, 2019

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION DATED MAY 1, 2019

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION DATED MAY 1, 2019

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1.
In the prospectuses for the First Investors Income Funds, First Investors Equity Funds and First Investors Tax Exempt Funds, in the “Shareholder Information” section, the seventh paragraph under the heading “How are transactions processed?” is deleted and replaced with the following:

Generally, the Funds expect to meet redemption requests through their holdings of cash (or cash equivalents) or by selling portfolio securities.  The Funds may also consider interfund lending to meet redemption requests.  The Funds may be more likely to use interfund lending to meet large redemption requests or during periods of market stress.  For additional information about interfund lending, please refer to the Funds’ SAI. The Funds currently do not reserve the right to make in-kind redemptions.

2.
In the prospectus for the First Investors Life Series Funds, in the “Shareholder Information” section, the following is added as the third to last sentence of the last paragraph under the heading “How do I buy and sell shares?”:

The Funds currently do not reserve the right to make in-kind redemptions.

3.
In Part II of the statements of additional information for the First Investors Income Funds, First Investors Equity Funds and First Investors Tax Exempt Funds, in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section, the subsection entitled “In-Kind Redemptions” is deleted in its entirety.

4.
In Part II of the statements of additional information for the First Investors Income Funds, First Investors Equity Funds and First Investors Tax Exempt Funds, in the “Additional Information Concerning Purchases, Redemptions, Pricing, and Shareholder Services” section, the second paragraph under the heading “Special Information for participants in 403(b)(7) Accounts or 457(b) Accounts” is deleted in its entirety.

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Please Retain this Supplement for Future Reference

IETL619